STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Initial Public Offering Common Stock	Initial Public Offering Additional Paid-In Capital	Initial Public Offering	Private Placement Common Stock	Private Placement Additional Paid-In Capital	Private Placement	Common Stock	Additional Paid-In Capital	Retained earnings (Accumulated deficit)	Total
Balance at the beginning at Feb. 12, 2019							$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Feb. 12, 2019							0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares							$ 288	24,712		25,000
Issuance of common shares (in shares)							2,875,000
Net income attributable to Reservoir Holdings Inc.									(1,225)	(1,225)
Balance at the end at Dec. 31, 2019							$ 288	24,712	(1,225)	23,775
Balance at the end (in shares) at Dec. 31, 2019							2,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to Reservoir Holdings Inc.							$ 0	0	(85)	(85)
Balance at the beginning at Dec. 31, 2019							$ 288	24,712	(1,225)	$ 23,775
Balance at the beginning (in shares) at Dec. 31, 2019							2,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of Units	$ 1,150	$ 113,343,873	$ 113,345,023	$ 28	$ 2,749,972	$ 2,750,000
Sale of Units (in shares)	11,500,000		11,500,000	275,000		275,000				275,000
Common stock subject to possible redemption							$ (1,111)	(111,014,299)		$ (111,015,410)
Common stock subject to possible redemption (in shares)							(11,101,541)
Net income attributable to Reservoir Holdings Inc.									(103,385)	(103,385)
Balance at the end at Dec. 31, 2020							$ 355	5,104,258	(104,610)	5,000,003
Balance at the end (in shares) at Dec. 31, 2020							3,548,459
Balance at the end at Mar. 31, 2021										5,000,002
Balance at the beginning at Dec. 31, 2020							$ 355	5,104,258	(104,610)	5,000,003
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock subject to possible redemption							$ 2	247,528		247,530
Common stock subject to possible redemption (in shares)							24,753
Net income attributable to Reservoir Holdings Inc.								$ 0	$ (247,531)	(247,531)
Balance at the end at Mar. 31, 2021										$ 5,000,002